Cash And Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents [Line Items]
Interest bearing fixed deposits ,Effective Interest rate		3.20%
Bottom of range [member]
Cash And Cash Equivalents [Line Items]
Interest bearing fixed deposits ,Effective Interest rate	1.50%
Tenure of fixed deposits	7 days	7 days
Top of range [member]
Cash And Cash Equivalents [Line Items]
Interest bearing fixed deposits ,Effective Interest rate	1.80%
Tenure of fixed deposits	30 days	60 days